Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and Contingencies

Note 12: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business.

Note Payable Default and Dispute

On August 16, 2013, the Company received notice of a lawsuit filed in the District Court of Clark County, Nevada filed by Portofino Investments II Limited Partnership (“Portofino”) against the Company regarding a convertible loan in the principal amount of $100,000. The lawsuit alleges that the Company has failed to repay the loan amount and interest that were due to Portofino under the convertible loan and that Portofino is entitled to judgment in the full amount due under such convertible loan, in addition to costs and expenses relating to the cause of action. The Company filed an answer to the complaint and an early case conference is scheduled for November 12, 2013.

Former Service Provider Dispute

A former service provider of the Company has asserted various claims regarding the Company relating to activities that took place during 2012 and 2013. The Company has concluded an independent investigation, performed by a third party legal firm, into the merit of these claims and determined that they were either without merit or immaterial. The Company does not believe that any amounts that may potentially be paid as a result of any of these claims would have a material effect on its financial statements.

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2012.

Building Lease

The Company entered into two lease agreements to occupy lab facilities. The lease terms began on April 2012 and June 2012, respectively and both leases end on March 2014. The Company has the option to renew the facility leases for five subsequent two year periods. The Company also entered into a lease agreement to occupy its corporate headquarters in Scottsdale, AZ. The lease terms began on July 2012 and ended on November 2012. Starting in December 2012, the headquarters lease became a month-to-month lease with monthly rent approximating $1,000.
Future minimum rental payments required under the leases are as follows for the years ended December 31:
Year ended
December 31, 2013	$113,892
December 31, 2014	28,680
Total	$142,572
Rent expense amounted to $77,045 and $0 for the years ended December 31, 2012 and 2011, respectively, and $77,045 for the period from inception (November 25, 2009) through December 31, 2012.
Effective March 2013, the Company entered into a new lease agreement for its corporate headquarters. The term of the lease is 39 months obligations for 2013, 2014, 2015, and 2016 are $17,362, $61,331, $71,402, and $30,064, respectively.

License Agreements

On February 1, 2012, the Company entered into a license agreement with CleanFutures (“CF”), for use of their intellectual property in exchange for a combination of royalties and warrants.
The Company and CF determined that the original intent of the license agreement was not being met or adhered to. Therefore, the Company and CF voluntarily negotiated and on April 5, 2013 mutually agreed upon a revised license agreement that is more aligned with the actual metrics of the Company’s relationship with CF and superseded the agreement entered into on February 1, 2012. As part of the revised license agreement, the royalty payments and agreement to issue warrants noted above, were replaced by a promissory note issued by the Company for 1,850,000 shares of the Company’s restricted common stock. Considering the foregoing, the Company did not record royalty expense for the years ended December 31, 2012 and 2011 or for the period from inception (November 25, 2009) through December 31, 2012. See Note 15: Subsequent Events.
On June 28, 2012, the Company entered into a license agreement with Bright Automotive, Inc. (“Bright”) which provides Echo LLC a royalty-free, perpetual, fully-paid up, worldwide, non-exclusive, non-transferable and non-sub-licensable limited license to use Bright’s Battery Management Software and CAD, and certain other intellectual property of Bright to develop, modify and/or sell, offer for sale, market, distribute, import and export derivative works. In consideration of the granting of the license, the Company paid to Bright a one-time up-front license fee in the amount of $50,000 which has been capitalized and depreciated over its estimated useful life of 10 years.

Employment Agreements

On April 21, 2012 the Company entered into an executive employment agreement with William Daniel Kennedy (the “Kennedy Agreement”), in connection with his service as Chief Executive Officer of the Company. In accordance with the Kennedy Agreement, Mr. Kennedy shall be entitled to a base salary of $220,000 per year.
On April 21, 2012 the Company entered into an executive employment agreement with Jason Plotke (the “Plotke Agreement”), in connection with his service as President of Echo LLC. In accordance with the Plotke Agreement, Mr. Plotke shall be entitled to a base salary of $200,000 per year.
On July 1, 2012 the Company entered into an executive employment agreement with Patrick van den Bossche (the “ van den Bossche Agreement”), in connection with his service as Chief Operating Officer and Managing Director of the Company. In accordance with the van den Bossche Agreement, Mr. van den Bossche shall be entitled to a base salary of $120,000 per year.